SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,277,350	410,513	8,943,428	[1]	179,567
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,936,391	36,542	933,617		15,596
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,340,959	163,971	2,609,811		163,971
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	210,000
Preferred Stock Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			5,400,000		0

[1]	December 31, 2014, excludes the impact of the 2,700,000 shares underlying the put agreements discussed in Note 10 in which the Company exercised its rights under such agreements on October 17, 2014. The 2,700,000 shares were held in escrow as of December 31, 2014 (see Note 12).